Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2013, 2014 and 2015 included the following components:

	2013	2014	2015
	(in millions of yen)
Service cost-benefits earned during the fiscal year	30,422	33,429	33,578
Interest costs on projected benefit obligation	23,186	20,341	13,060
Expected return on plan assets	(32,237)	(37,047)	(38,087)
Amortization of prior service benefit	(319)	(195)	(195)
Amortization of net actuarial loss (gain)	16,936	7,039	150
Special termination benefits	5,454	5,429	5,504

Net periodic benefit cost	43,442	28,996	14,010

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2014 and 2015 were summarized as follows:

	2014	2015
	(in millions of yen)
Net actuarial gain (loss)	204,506	246,523
Amortization of net actuarial loss (gain)	7,039	150
Amortization of prior service benefit	(195)	(195)

Total recognized in other comprehensive income (loss) before-tax	211,350	246,478

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost were as follows:

	2013	2014	2015
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.44%	0.96%	0.76%
Rates of increase in future compensation levels	2.31-6.57%	2.00-4.80%	2.00-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.73%	1.44%	0.96%
Rates of increase in future compensation levels	2.33-6.46%	2.31-6.57%	2.00-4.80%
Expected rates of return on plan assets	2.40%	2.42%	2.17%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2014 and 2015 for the plans of MHFG and its subsidiaries:

	2014	2015
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,399,123	1,320,690
Service cost	33,429	33,578
Interest cost	20,341	13,060
Plan participants’ contributions	1,181	1,179
Actuarial loss (gain)	(70,214)	86,780
Foreign exchange translation	4,854	2,444
Benefits paid	(49,905)	(50,266)
Lump-sum payments	(18,119)	(15,006)

Benefit obligation at end of fiscal year	1,320,690	1,392,459

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,527,744	1,706,054
Actual return (negative return) on plan assets	171,970	371,694
Foreign exchange translation	4,128	1,833
Employer contributions	50,936	51,106
Plan participants’ contributions	1,181	1,179
Benefits paid	(49,905)	(50,266)

Fair value of plan assets at end of fiscal year	1,706,054	2,081,600

Funded status	385,364	689,141

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	403,654	712,523
Accrued pension liability	(18,290)	(23,382)

Net amount recognized	385,364	689,141

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(635)	(830)
Net actuarial gain (loss)	(24,814)	221,859

Net amount recognized	(25,449)	221,029

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,319,771 million and ¥1,390,738 million, respectively, as of March 31, 2014 and 2015. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2014 and 2015:

	2014	2015
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	40,509	51,707
Fair value of plan assets	21,898	28,325
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	39,590	49,986
Fair value of plan assets	21,898	28,325

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2016	66,385
2017	68,322
2018	69,839
2019	70,933
2020	71,898
2021-2025	350,312

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2015 was as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	44.00%
Foreign equity securities	25.00%
Foreign debt securities	10.00%
General account of life insurance companies	14.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2014 and 2015, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2014						2015
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	782		—		—	782	1,085		—		—	1,085
Pooled funds (2)	5		51		—	56	9		65		—	74
Japanese debt securities:
Government bonds	229		—		—	229	240		—		—	240
Pooled funds (2)	—		68		—	68	—		73		—	73
Other	—		24		—	24	—		28		—	28
Foreign equity securities:
Common stocks	96		3		—	99	106		4		—	110
Pooled funds (2)	15		139		—	154	16		146		—	162
Foreign debt securities:
Government bonds	63		6		—	69	66		7		—	73
Pooled funds (2)	—		9		—	9	—		13		—	13
Other	—		15		—	15	—		16		—	16
General account of life insurance companies (3)	—		111		—	111	—		118		—	118
Hedge funds	—		—		2	2	—		—		3	3
Other	91	(4)	(3	) (5)	—	88	84	(4)	3	(5)	—	87

Total assets at fair value	1,281		423		2	1,706	1,606		473		3	2,082

Notes:

(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥782 billion and ¥1,085 billion at March 31, 2014 and 2015, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.